Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of Permanent Investments in joint Ventures and Associates
A. The investments in joint ventures and associates as of December 31, 2022 and 2021 were as follows:

	Percentage of investment	December 31,
		2022		2021
Deer Park Refining Limited (1)	49.995%	Ps.	—	Ps.	6,703,324
Sierrita Gas Pipeline LLC	35.00%	1,051,626		1,187,170
Frontera Brownsville, LLC.	50.00%	410,097		456,503
Texas Frontera, LLC.	50.00%	185,967		195,814
CH 4 Energía, S. A. de C.V.	50.00%	170,188		174,321
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%	91,537		110,344
Other, net	Various	134,551		130,800
Total		2,043,966		8,958,276
(Impairment) in joint venture DPRLP (2)		—		(6,703,324)
Total		Ps.	2,043,966	Ps.	2,254,952
(1)As of December 31, 2021, PEMEX owned 49.995% interest in DPRLP, accordingly DPRLP was recognized through the equity method in the financial statements of PEMEX. As of December 31, 2022, PEMEX owns 100.00% interest in DPRLP and has control of the company. Accordingly, DPRLP is consolidated in the financial statements of PEMEX (see Note 12-B Acquisition of the joint venture).
(2)As of December 31, 2021, the investment in Deer Park was totally impaired (see Note 12-B).
Schedule (Loss) profit Sharing in Joint Ventures and Associates
Profit (loss) sharing in joint ventures and associates:

	December 31,
	2022		2021		2020
Deer Park Refining Limited (1)(2)	Ps.	—	Ps.	(3,374,314)	Ps.	(4,056,037)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	(18,807)		(97,809)		42,782
Sierrita Gas Pipeline LLC	188,329		200,260		182,805
Frontera Brownsville, LLC.	18,632		34,670		55,738
CH4 Energía S.A. de C.V.	39,367		32,983		21,224
Texas Frontera, LLC.	19,321		20,892		34,486
Other, net	102,559		95,211		178,469
Profit (loss) sharing in joint ventures and associates, net	Ps.	349,401	Ps.	(3,088,107)	Ps.	(3,540,533)
(1)As of December 31, 2021, PEMEX recognized an impairment in Deer Park of Ps. (6,703,324) (see Note 12-B).
(2)DPRLP's activity before business combination was recognized as a commission fee between the joint venture parties and now, the core business activity is the sale of refined products to third parties.
The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020:
i.    Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2021 (1)
Cash and cash equivalents	Ps.	16,961
Other current assets	2,747,712
Current assets	2,764,673
Non-current assets	43,991,962
Total assets	46,756,635
Current financial liabilities	20,056,315
Other current liabilities	1,040,825
Current liabilities	21,097,140
Non-current financial liabilities	11,000,707
Other liabilities	1,250,799
Non-current liabilities	12,251,506
Total liabilities	33,348,646
Total equity	13,407,989
Total liabilities and equity	Ps.	46,756,635
(1)Joint venture until January 2022 (see Note 12-B).

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2021(1)		2020(2)
Sales and other income	Ps.	10,706,417	Ps.	8,114,474
Costs and expenses	12,539,324		10,770,248
Depreciation and amortization	4,223,056		4,776,575
Interest paid	684,673		674,504
Income tax	8,660		6,028
Net result	Ps.	(6,749,296)	Ps.	(8,112,881)
(1)The net loss was due unexpected repairs in the main distillation and coking unit of the refinery and heavy snowfalls in the Texas area, which caused a decrease in the processing of crude oil in refined products.
(2)The net loss in 2020, was the result of the economic slowdown and the decline in consumption of refined products caused by COVID-19.
ii. Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC
	December 31,
	2022		2021
Current assets	Ps.	144,229	Ps.	134,266
Non-current assets	2,992,861		3,354,987
Total assets	3,137,090		3,489,253
Current liabilities	132,444		97,339
Total liabilities	132,444		97,339
Total equity	3,004,646		3,391,914
Total liabilities and equity	Ps.	3,137,090	Ps.	3,489,253

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC
	December 31,
	2022		2021		2020
Sales and other income	Ps.	949,075	Ps.	957,549	Ps.	942,024
Costs and expenses	410,993		385,376		419,729
Net result	Ps.	538,082	Ps.	572,173	Ps.	522,295

Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method
The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020:
i.    Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2021 (1)
Cash and cash equivalents	Ps.	16,961
Other current assets	2,747,712
Current assets	2,764,673
Non-current assets	43,991,962
Total assets	46,756,635
Current financial liabilities	20,056,315
Other current liabilities	1,040,825
Current liabilities	21,097,140
Non-current financial liabilities	11,000,707
Other liabilities	1,250,799
Non-current liabilities	12,251,506
Total liabilities	33,348,646
Total equity	13,407,989
Total liabilities and equity	Ps.	46,756,635
(1)Joint venture until January 2022 (see Note 12-B).

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2021(1)		2020(2)
Sales and other income	Ps.	10,706,417	Ps.	8,114,474
Costs and expenses	12,539,324		10,770,248
Depreciation and amortization	4,223,056		4,776,575
Interest paid	684,673		674,504
Income tax	8,660		6,028
Net result	Ps.	(6,749,296)	Ps.	(8,112,881)
(1)The net loss was due unexpected repairs in the main distillation and coking unit of the refinery and heavy snowfalls in the Texas area, which caused a decrease in the processing of crude oil in refined products.
(2)The net loss in 2020, was the result of the economic slowdown and the decline in consumption of refined products caused by COVID-19.
ii. Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC
	December 31,
	2022		2021
Current assets	Ps.	144,229	Ps.	134,266
Non-current assets	2,992,861		3,354,987
Total assets	3,137,090		3,489,253
Current liabilities	132,444		97,339
Total liabilities	132,444		97,339
Total equity	3,004,646		3,391,914
Total liabilities and equity	Ps.	3,137,090	Ps.	3,489,253

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC
	December 31,
	2022		2021		2020
Sales and other income	Ps.	949,075	Ps.	957,549	Ps.	942,024
Costs and expenses	410,993		385,376		419,729
Net result	Ps.	538,082	Ps.	572,173	Ps.	522,295

Summary of business acquisition consideration transferred
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties	18,289,066		896,391
Payment of DPRLP’s debt to company partners	3,496,054		171,350
Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship	6,663,803		326,609
Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746
At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		(1,878,050)
Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)

Disclosure Of Identifiable Assets Acquired And Liabilities Assumed
The following table summarizes the fair value of the identifiable assets acquired, including the recognized value of the PEMEX interest prior to the purchase.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories	6,918,473		339,091
Other current assets	131,661		6,453
Total current Assets	Ps.	8,647,893	U.S.$	423,854
Property, Plant and Equipment	29,669,961		1,454,196
Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050